BENEFITS PAYABLE - Benefits Expense (Details) claim in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) claim	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior years, Incurred	$ (582.0)	$ (236.0)	$ (518.0)
Benefits payable, net of reinsurance	4,487.0	4,715.0	4,397.0	$ 3,893.0
Reinsurance recoverable on unpaid claims	76.0	85.0	78.0	0.0
Benefits payable	4,563.0	4,976.0	4,475.0	3,893.0
Favorable Medical Claims Reserve Development	582.0	236.0	518.0
Retail
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior years, Incurred	(429.0)	(248.0)	(485.0)
Incurred Claims, Net of Reinsurance	104,388.0
Total IBNR	2,500.0
Cumulative Paid Claims, Net of Reinsurance	100,958.0
Liabilities for claims and claim adjustment expenses, net of reinsurance	3,430.0
Benefits payable, net of reinsurance		3,339.0	3,350.0	3,199.0
Reinsurance recoverable on unpaid claims	76.0	85.0	78.0	0.0
Benefits payable	3,506.0	3,424.0	3,428.0	3,199.0
Retail | 2014 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 31,248.0	31,294.0	31,510.0
Cumulative Number of Reported Claims - Service Date | claim	65.8
Cumulative Paid Claims, Net of Reinsurance	$ 31,238.0	31,218.0	28,267.0
Retail | 2015 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 35,928.0	36,299.0
Cumulative Number of Reported Claims - Service Date | claim	77.9
Cumulative Paid Claims, Net of Reinsurance	$ 36,112.0	33,050.0
Retail | 2016 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 37,212.0
Cumulative Number of Reported Claims - Service Date | claim	78.7
Cumulative Paid Claims, Net of Reinsurance	$ 33,608.0
Group and Specialty
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior years, Incurred	(46.0)	(7.0)	(29.0)
Incurred Claims, Net of Reinsurance	15,878.0
Total IBNR	481.0
Cumulative Paid Claims, Net of Reinsurance	15,299.0
Liabilities for claims and claim adjustment expenses, net of reinsurance	579.0
Benefits payable, net of reinsurance		616.0	603.0	572.0
Reinsurance recoverable on unpaid claims		0.0	0.0	0.0
Benefits payable	579.0	616.0	603.0	572.0
Group and Specialty | 2014 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 5,274.0	5,274.0	5,286.0
Cumulative Number of Reported Claims - Service Date | claim	27.3
Cumulative Paid Claims, Net of Reinsurance	$ 5,272.0	5,261.0	4,689.0
Group and Specialty | 2015 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 5,333.0	5,377.0
Cumulative Number of Reported Claims - Service Date | claim	29.1
Cumulative Paid Claims, Net of Reinsurance	$ 5,327.0	4,774.0
Group and Specialty | 2016 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 5,271.0
Cumulative Number of Reported Claims - Service Date | claim	23.3
Cumulative Paid Claims, Net of Reinsurance	$ 4,700.0
Individual Commercial Segment
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior years, Incurred	(106.0)	20.0	(3.0)
Incurred Claims, Net of Reinsurance	9,534.0
Total IBNR	400.0
Cumulative Paid Claims, Net of Reinsurance	9,080.0
Liabilities for claims and claim adjustment expenses, net of reinsurance	454.0
Benefits payable, net of reinsurance		741.0	424.0	101.0
Benefits payable	454.0	917.0	424.0	$ 101.0
Individual Commercial Segment | 2014 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 2,445.0	2,450.0	2,431.0
Cumulative Number of Reported Claims - Service Date | claim	8.6
Cumulative Paid Claims, Net of Reinsurance	$ 2,447.0	2,431.0	2,009.0
Individual Commercial Segment | 2015 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 3,412.0	3,512.0
Cumulative Number of Reported Claims - Service Date | claim	11.0
Cumulative Paid Claims, Net of Reinsurance	$ 3,224.0	2,790.0
Individual Commercial Segment | 2016 Coverage Year
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Incurred Claims, Net of Reinsurance	$ 3,677.0
Cumulative Number of Reported Claims - Service Date | claim	9.0
Cumulative Paid Claims, Net of Reinsurance	$ 3,409.0
Other insurance lines
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior years, Incurred	(1.0)	$ (1.0)	$ (1.0)
Benefits payable, net of reinsurance	$ 24.0